UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
Argentina — 1.2%
Ternium ADR	476,492	$14,580,655

Brazil — 5.9%
Alupar Investimento	49,600	290,441
Banco do Brasil	1,323,800	12,187,951
BTG Pactual Group	89,100	447,164
Cia de Saneamento Basico do Estado de Sao Paulo ADR	83,446	897,879
Cia de Saneamento de Minas Gerais	249,000	3,393,622
Cia Energetica de Minas Gerais ADR	413,702	1,112,858
CSU Cardsystem	124,600	358,015
EcoRodovias Infraestrutura e Logistica	340,300	1,175,311
EDP — Energias do Brasil	2,031,500	9,368,086
GAEC Educacao	17,200	93,712
Grendene	17,500	147,650
Guararapes Confeccoes	900	29,927
JBS	3,906,507	9,596,051
Kroton Educacional	39,300	190,555
Light*	552,100	4,001,302
Magazine Luiza	10,900	1,286,321
MRV Engenharia e Participacoes	52,300	241,345
Multiplus	10,600	132,604
Natura Cosmeticos	41,100	330,424
Nova Embrapar Participacoes*	854	—
Porto Seguro	333,900	3,352,545
Qualicorp	170,600	1,792,795
Seara Alimentos (A)*	911	2
Ser Educacional (B)	44,000	359,806
SLC Agricola	25,000	174,451
Smiles	330,900	6,864,502
Tegma Gestao Logistica SA*	9,000	42,195
TIM Participacoes ADR	277,689	4,684,613
Transmissora Alianca de Energia Eletrica	61,900	456,555
Vale ADR, Cl B	420,053	4,213,132
Via Varejo	279,800	1,278,609

		68,500,423

Chile — 0.8%
Cia Cervecerias Unidas ADR	6,624	176,264
Embotelladora Andina ADR, Cl B	4,314	117,945
Enel Americas ADR	401,676	4,016,760
Enel Chile ADR	683,930	3,741,097
Enel Generacion Chile ADR	51,617	1,203,709

		9,255,775

China — 18.9%
58.com ADR*	14,992	765,342
Agricultural Bank of China, Cl H	46,819,000	21,878,597
Alibaba Group Holding ADR*	85,936	13,315,783
Angang Steel, Cl H	1,958,000	1,589,302
Autohome ADR*	4,732	230,354

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Bank of China, Cl H	65,270,000	$32,172,057
Changyou.com ADR*	26,036	1,102,104
China Communications Services, Cl H	2,568,000	1,397,296
China Construction Bank, Cl H	46,191,000	38,439,276
China Finance Online ADR*	9,490	13,476
China Machinery Engineering, Cl H	340,000	229,836
China Petroleum & Chemical, Cl H	4,630,000	3,515,120
China Southern Airlines, Cl H	484,000	369,314
China Sports International*	670,000	5,933
China Telecom, Cl H	38,942,000	18,546,659
Chongqing Rural Commercial Bank, Cl H	3,117,000	2,298,602
Daqo New Energy ADR*	5,190	131,618
Harbin Power Equipment, Cl H	446,000	246,674
Industrial & Commercial Bank of China, Cl H	29,703,000	20,801,379
Maanshan Iron & Steel, Cl H *	5,342,000	2,592,075
Momo ADR*	219,159	9,627,655
NetEase ADR	76,140	23,700,859
Qingling Motors, Cl H	228,000	76,771
Sinopec Shanghai Petrochemical, Cl H	5,752,000	3,269,688
Tencent Holdings	229,800	9,220,479
Weibo ADR*	95,731	7,366,500
Weichai Power, Cl H	2,672,000	2,575,941
Weiqiao Textile, Cl H (A)*	891,000	636,526
Yirendai ADR*	60,957	2,332,215
Yum China Holdings*	75,055	2,686,219
YY ADR *	3,442	246,103

		221,379,753

Colombia — 0.2%
Almacenes Exito	308,846	1,576,222
Avianca Holdings ADR	109,776	768,432
Interconexion Electrica ESP	56,177	257,357

		2,602,011

Czech Republic — 0.0%
Unipetrol	4,570	60,979

Egypt — 0.2%
Commercial International Bank Egypt	350,833	1,643,030
Emaar Misr for Development SAE*	3,714,822	532,911
Telecom Egypt	129,683	80,423

		2,256,364

Greece — 0.1%
Admie Holding*	10,313	24,905
Hellenic Petroleum	51,760	479,770
Hellenic Telecommunications Organization	17,482	223,094
Motor Oil Hellas Corinth Refineries	39,604	893,122
Public Power	10,313	27,347

		1,648,238

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — 4.8%
Agile Group Holdings	2,526,000	$3,007,605
Anhui Conch Cement, Cl H	596,000	2,205,203
Beijing Capital International Airport, Cl H	600,000	944,846
China Agri-Industries Holdings	391,000	175,206
China Aoyuan Property Group	2,052,000	880,089
China Lesso Group Holdings	1,709,000	1,205,586
China Mobile	374,500	4,015,514
China National Building Material, Cl H	1,290,000	787,794
China National Materials	596,000	241,886
China Overseas Grand Oceans Group	1,208,000	708,332
China Overseas Land & Investment	438,000	1,486,019
China Resources Cement Holdings	562,000	334,575
CIFI Holdings Group	1,250,000	712,155
Country Garden Holdings	3,315,000	4,634,583
EVA Precision Industrial Holdings	304,000	43,202
Future Land Development Holdings	2,786,000	1,159,228
Geely Automobile Holdings	8,630,000	19,954,140
Haier Electronics Group	153,000	394,704
Hisense Kelon Electrical Holdings, Cl H	638,000	913,202
Hopson Development Holdings	56,000	53,772
K Wah International Holdings	338,000	203,385
Kingboard Chemical Holdings	850,000	3,830,593
Lonking Holdings	986,000	321,900
NVC Lighting Holding	340,000	37,871
Overseas Chinese Town Asia Holdings	64,000	31,136
Poly Property Group	871,000	457,200
Real Nutriceutical Group	885,000	43,056
Road King Infrastructure	235,000	309,290
Shanghai Prime Machinery, Cl H	508,000	108,614
Shui On Land	1,464,000	365,494
Sinotruk Hong Kong	1,319,000	1,384,724
Sun Art Retail Group	42,000	34,252
TCL Multimedia Technology Holdings*	137,000	67,528
Tianneng Power International	2,886,000	2,290,828
Tonly Electronics Holdings	9,000	9,391
TPV Technology	498,000	116,677
Yuzhou Properties	735,000	436,626
Zhongsheng Group Holdings	1,008,000	2,206,791

		56,112,997

India — 9.4%
Apar Industries	8,388	102,609
Avanti Feeds	3,906	99,596
Balaji Amines	7,415	38,236
Balkrishna Industries	1,352	34,262
Bharat Petroleum	1,778,157	13,059,429
Bodal Chemicals	63,136	179,218
Chennai Petroleum	107,141	646,341
Corp Bank	70,894	55,974
DCM Shriram	6,751	38,837
Dhampur Sugar Mills	48,493	184,633

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
EID Parry India	19,026	$99,903
Gujarat Narmada Valley Fertilizers & Chemicals	5,571	26,057
HCL Technologies	413,813	5,759,726
HIL	3,659	66,702
Hindalco Industries	3,284,818	11,247,018
Hinduja Global Solutions	2,965	24,179
Hindustan Petroleum	3,293,174	19,671,387
Housing Development & Infrastructure*	388,329	525,127
Hubtown*	105,595	199,334
Indian Bank	56,719	277,047
Indian Oil	2,376,961	13,622,333
Infosys ADR	13,337	210,725
Jet Airways India*	150,531	1,400,157
Jindal Saw*	103,264	165,316
Jindal Worldwide*	5,209	60,566
JK Paper	53,483	81,036
JSW Steel	9,908	34,171
Kalyani Steels	21,447	148,237
Kolte-Patil Developers*	14,332	37,544
Mahindra Lifespace Developers	4,070	26,792
Mangalore Refinery & Petrochemicals*	199,009	385,446
Mercator*	150,058	95,904
Mphasis	16,774	158,088
MRF	7,990	8,618,663
Muthoot Finance*	48,931	361,655
National Fertilizers	50,707	54,856
NMDC	646,115	1,276,594
Nucleus Software Exports	4,843	21,508
OCL India*	6,128	118,006
Oil & Natural Gas	3,611,857	9,537,594
Polyplex	4,515	32,484
Puravankara*	54,290	64,064
Rain Industries	111,648	225,989
Rural Electrification	1,138,795	3,107,439
Sasken Technologies	28,876	227,245
Sharda Motor Industries	774	31,876
SJVN	55,461	28,789
South Indian Bank	1,696,970	797,547
Tata Consultancy Services	91,831	3,566,953
Tata Motors	1,507,408	10,447,085
Tata Motors ADR*	33,440	1,151,674
Thirumalai Chemicals	6,700	129,037
Uflex	63,461	439,421
Vakrangee	111,441	766,522
Venky’s India*	4,940	162,859
Vijaya Bank	70,351	76,765
Vivimed Labs*	104,345	202,830
West Coast Paper Mills	24,645	77,468
Whirlpool of India*	1,544	28,175

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
WNS Holdings ADR *	8,514	$294,159

		110,609,187

Indonesia — 2.6%
Adaro Energy	3,080,088	412,636
Bank Negara Indonesia Persero	9,883,000	5,525,994
Bank Tabungan Negara Persero	5,969,300	1,164,829
Harum Energy*	593,700	98,029
Indah Kiat Pulp & Paper	338,000	70,269
Indo Tambangraya Megah	361,100	542,029
Link Net	305,700	115,865
Telekomunikasi Indonesia Persero	41,678,900	14,670,823
Telekomunikasi Indonesia Persero ADR	120,510	4,221,465
United Tractors	1,581,000	3,571,608

		30,393,547

Malaysia — 1.8%
AFFIN Holdings	53,200	31,933
Ann Joo Resources	224,700	159,019
D&O Green Technologies	185,200	27,035
Fraser & Neave Holdings	17,000	98,867
Gadang Holdings	274,600	81,453
Genting	94,000	213,402
Hong Leong Bank	20,000	73,339
KSL Holdings*	537,800	154,500
Lion Industries*	143,600	38,571
Mah Sing Group	151,700	55,982
Malaysian Pacific Industries	21,400	70,975
MMC	81,000	45,405
Petronas Chemicals Group	778,200	1,263,223
Press Metal Aluminum Holdings Berhad*	382,440	254,573
Sunway Construction Group	662,300	329,487
Tenaga Nasional	5,297,300	17,470,017
Unisem M	569,500	510,774
ViTrox	51,400	54,744

		20,933,299

Mexico — 2.4%
Alpek, Cl A*	640,334	735,921
America Movil ADR, Cl L	354,851	6,273,766
Axtel*	179,656	42,687
Bio Pappel*	15,115	22,576
Cemex ADR*	1,998,399	19,404,454
Cia Minera Autlan	39,727	36,598
Coca-Cola Femsa ADR	1,410	119,822
Grupo Comercial Chedraui	27,935	58,530
Grupo FAMSA SAB de CV*	62,776	36,250
Grupo Industrial Saltillo	20,874	47,957
Grupo Simec, Ser B*	32,582	116,327
Industrias Bachoco ADR	945	56,520
Industrias CH, Ser B*	84,742	410,703
Inmobiliaria Vesta	138,320	209,005

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Mexico — (continued)
Mexichem	170,280	$485,899

		28,057,015

Netherlands — 0.1%
VEON ADR	266,829	1,091,331

Philippines — 0.1%
Bloomberry Resorts*	944,100	164,647
Cebu Air	14,410	28,843
Cosco Capital	304,800	46,692
East West Banking	89,100	56,416
First Gen	672,900	230,701
Melco Resorts And Entertainment Philippines*	755,700	134,786
SFA Semicon Philippines *	428,000	23,325

		685,410

Poland — 2.2%
CD Projekt	28,296	680,694
Emperia Holding*	1,259	29,691
Enea	44,596	187,897
Energa	79,037	279,814
LiveChat Software	3,106	46,645
Polski Koncern Naftowy ORLEN	680,328	20,121,778
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	3,832,719

		25,179,238

Qatar — 0.3%
Barwa Real Estate	251,927	2,314,621
Ooredoo QSC	26,239	690,434
Qatar National Bank QPSC	15,982	605,786
United Development QSC	68,908	321,000

		3,931,841

Russia — 2.8%
QIWI ADR	7,642	139,925
Sberbank of Russia PJSC ADR	1,844,963	21,493,819
Yandex, Cl A *	367,425	10,647,976

		32,281,720

Singapore — 0.0%
China Yuchai International	15,198	343,171

South Africa — 4.6%
Alviva Holdings	11,326	17,481
Barloworld	65,681	591,036
Bid	25,681	616,442
Exxaro Resources	51,984	429,638
FirstRand	5,606,467	22,062,136
Harmony Gold Mining ADR	939,006	1,699,601
Investec	26,266	196,416
Kumba Iron Ore	164,944	2,459,375
Lewis Group	21,364	49,914
Liberty Holdings	226,584	1,942,996

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Merafe Resources	952,259	$98,270
MiX Telematics ADR	13,687	111,412
MMI Holdings	2,980,593	4,670,340
Mondi	148,674	3,860,476
Peregrine Holdings	18,277	41,605
Reunert	29,865	162,981
Sappi	297,263	1,969,385
Standard Bank Group	704,345	8,750,633
Telkom	735,366	3,629,749

		53,359,886

South Korea — 19.9%
CJ	70,828	12,278,836
CKH Food & Health*	84,792	91,305
DGB Financial Group	74,425	794,762
Dongbu HiTek*	2,316	39,633
Dongkuk Steel Mill	121,629	1,559,694
Dongyang E&P	15,443	181,471
e-LITECOM	17,423	145,107
Hana Financial Group	499,848	22,780,258
Hanwha	283,370	12,395,301
Hanwha Chemical	19,463	586,125
Hite Holdings	5,440	56,148
Husteel	17,688	240,255
Hyosung	410	61,369
Hyundai Hy Communications & Network	15,910	59,429
iMarketKorea	4,501	51,283
INTOPS	5,357	56,248
Kia Motors	351,596	11,499,409
KT	413,816	12,868,770
Kwangju Bank	63,185	782,014
LG Display	610,817	17,275,688
LG Electronics	193,635	11,610,660
LG Uplus	154,480	2,298,460
LS	3,673	276,366
Namyang Dairy Products	56	36,631
NHN Entertainment*	2,121	145,374
Poongsan	14,674	651,712
POSCO	20,940	6,212,484
POSCO Coated & Color Steel	2,182	62,298
Samsung Electronics	37,952	81,733,899
Seoul Semiconductor	11,346	210,890
Seoyon	62,443	549,630
Seoyon E-Hwa	87,868	1,056,096
SK Hynix	505,757	29,828,839
SK Innovation	30,083	4,744,783
Ssangyong Motor*	4,496	25,070
Tera Semicon	3,241	92,534

		233,338,831

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — 7.7%
Acter	65,000	$418,688
Anpec Electronics*	37,000	58,572
Asia Tech Image	103,000	167,315
AU Optronics	11,198,000	4,524,370
Cheng Loong	1,325,680	695,866
Chun Yuan Steel	38,000	14,410
Coretronic	203,000	257,149
DA CIN Construction	45,000	26,304
Darwin Precisions	586,000	246,467
Epistar	395,000	378,053
Excellence Opto	71,000	57,914
Farglory Land Development	123,000	153,976
Formosa Petrochemical	460,000	1,614,810
Fubon Financial Holding	6,329,520	9,831,084
Global Brands Manufacture*	516,643	191,631
Grand Pacific Petrochemical	170,000	123,015
Hon Hai Precision Industry	4,352,561	16,937,157
Innolux	24,280,640	11,860,689
King Yuan Electronics	192,000	191,393
Pegatron	4,426,343	14,453,724
Phison Electronics	80,000	1,112,749
Pou Chen	1,895,270	2,560,879
Radiant Opto-Electronics	75,000	178,338
Realtek Semiconductor	55,000	205,825
Sheng Yu Steel	170,000	199,864
Shinkong Synthetic Fibers	495,000	150,325
Silicon Motion Technology ADR	27,596	1,134,472
Star Comgistic Capital*	342,000	151,771
Taiwan Semiconductor Manufacturing ADR	3,795	136,468
Taiwan Surface Mounting Technology	738,829	605,587
Tung Ho Steel Enterprise	316,000	261,105
United Microelectronics	26,410,000	12,157,407
Walton Advanced Engineering	136,000	59,227
Winbond Electronics	13,969,000	8,442,789
Wistron	372,828	376,588

		89,935,981

Thailand — 5.1%
Asian Seafoods Coldstorage NVDR	124,000	42,108
Bangchak NVDR	2,512,200	2,623,442
Bangkok Bank NVDR	108,800	586,889
Bangkok Bank	136,200	734,690
Big Camera	2,508,700	283,465
Esso Thailand NVDR*	2,036,900	602,932
Indorama Ventures NVDR	183,900	205,859
Krung Thai Bank	5,257,400	2,859,644
Krung Thai Bank NVDR	12,037,600	6,547,581
MC Group NVDR	176,300	91,656
Pacific Pipe NVDR	224,200	36,382
Polyplex Thailand NVDR	301,700	114,237
PTT NVDR	1,497,300	17,458,338

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Thailand — (continued)
PTT Exploration & Production NVDR	637,500	$1,685,874
PTT Global Chemical NVDR	4,277,000	9,221,966
Sena Development	314,181	35,122
Siam Cement NVDR	49,600	754,214
Srithai Superware NVDR	2,235,400	128,979
Star Petroleum Refining NVDR	4,257,300	1,970,232
Syntec Construction	4,029,200	602,991
Thai Airways International NVDR*	759,800	424,693
Thai Oil NVDR	1,118,100	2,881,225
Thai Vegetable Oil NVDR	116,200	105,631
Thanachart Capital NVDR	2,550,300	3,659,544
Thanachart Capital	3,005,900	4,313,306
Tipco Asphalt NVDR	1,806,000	1,226,559
Tisco Financial Group NVDR	273,200	605,487
Vanachai Group NVDR	876,500	313,445

		60,116,491

Turkey — 6.0%
Aksa Akrilik Kimya Sanayii	37,925	150,112
Arcelik	50,672	374,351
Dogan Sirketler Grubu Holding*	1,106,919	261,055
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	534,309	482,789
Eregli Demir ve Celik Fabrikalari	7,327,031	16,322,310
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	364,345
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	1,161,878
Tekfen Holding	26,121	81,124
Torunlar Gayrimenkul Yatirim Ortakligi‡	33,060	49,599
Trakya Cam Sanayii	1,241,772	1,312,569
Turk Sise ve Cam Fabrikalari	6,007,270	7,681,166
Turkiye Halk Bankasi	2,287,794	9,809,428
Turkiye Is Bankasi, Cl C	5,531,919	11,898,966
Turkiye Petrol Rafinerileri	9,096	280,167
Turkiye Vakiflar Bankasi TAO, Cl D	8,990,683	17,984,687
Vestel Elektronik Sanayi ve Ticaret *	972,347	1,989,259

		70,203,805

United Arab Emirates — 0.0%
National Central Cooling PJSC	673,772	379,714
Union National Bank PJSC	93,728	115,595

		495,309

United Kingdom — 0.1%
Globaltrans Investment GDR	65,213	502,792
Mail.Ru Group GDR *	8,818	243,465

		746,257

TOTAL COMMON STOCK (Cost $850,736,193)		1,138,099,514

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

PREFERRED STOCK — 2.1%
	Shares	Value
Brazil — 2.1%
Banco do Estado do Rio Grande do Sul	81,500	$381,580
Braskem, Cl A	614,310	7,367,741
Centrais Eletricas Brasileiras, Cl A	21,800	117,517
Cia de Saneamento do Parana	19,700	66,460
Cia de Transmissao de Energia Eletrica Paulista	11,600	261,101
Cia Energetica de Minas Gerais	3,127,116	8,523,894
Cia Ferro Ligas da Bahia — FERBASA	30,400	119,324
Cia Paranaense de Energia, Cl B	162,600	1,352,067
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	61,800	281,814
Metalurgica Gerdau, Cl A*	1,453,800	2,466,241
San Carlos Empreendimentos e Participacoes (A)*	455	—
Telefonica Brasil	233,000	3,483,400

TOTAL PREFERRED STOCK (Cost $42,463,282)		24,421,139

WARRANTS — 0.0%
	Number of Warrants
Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $ — )		—

TOTAL INVESTMENTS — 99.3% (Cost $893,199,475) †		$1,162,520,653

Percentages are based on Net Assets of $1,170,960,483.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2017 was $636,528 and represented 0.1% of the Net Assets of the Portfolio.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

†	At July 31, 2017, the tax cost basis of the Fund’s investments was $893,199,475, and the unrealized appreciation and depreciation were $328,200,666 and $(58,879,488), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2017 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2017 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$14,580,655	$—	$—	$14,580,655
Brazil	68,500,421	—	2	68,500,423
Chile	9,255,775	—	—	9,255,775
China	220,743,227	—	636,526	221,379,753
Colombia	2,602,011	—	—	2,602,011
Czech Republic	60,979	—	—	60,979
Egypt	2,256,364	—	—	2,256,364
Greece	1,648,238	—	—	1,648,238
Hong Kong	56,112,997	—	—	56,112,997
India	110,609,187	—	—	110,609,187
Indonesia	30,393,547	—	—	30,393,547
Malaysia	20,933,299	—	—	20,933,299
Mexico	28,057,015	—	—	28,057,015
Netherlands	1,091,331	—	—	1,091,331
Philippines	685,410	—	—	685,410
Poland	25,179,238	—	—	25,179,238
Qatar	3,931,841	—	—	3,931,841
Russia	32,281,720	—	—	32,281,720
Singapore	343,171	—	—	343,171
South Africa	53,359,886	—	—	53,359,886
South Korea	233,338,831	—	—	233,338,831
Taiwan	89,935,981	—	—	89,935,981
Thailand	60,116,491	—	—	60,116,491
Turkey	70,203,805	—	—	70,203,805
United Arab Emirates	495,309	—	—	495,309
United Kingdom	746,257	—	—	746,257

Total Common Stock	1,137,462,986	—	636,528	1,138,099,514

Preferred Stock
Brazil	24,421,139	—	—^	24,421,139

Total Preferred Stock	24,421,139	—	—	24,421,139

Warrants	—^	—	—	—

Total Investments in Securities	$1,161,884,125	$—	$636,528	$1,162,520,653

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2017, there were no securities classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended July 31, 2017. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017